Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Impairment losses
Impairment charge related to goodwill	$ 174,008			$ 30,618
Impairment of intangible assets	211	$ 16,073		443
Impairment of property, plant and equipment	1,224	42,846		(104)
Impairment of property, plant and equipment	0
Impairment of non-current financial assets	456			684
Impairment losses	175,899	58,919	[1]	31,641	[1]
Net (loss) gain due to changes in the value of assets
(Increase) decrease in fair value of biological assets	530	7,615		(7,504)
Other (gain) loss	1,044	8
Net gains/losses due to changes in the value of assets	1,574	7,623	[1]	(7,504)	[1]
(Loss) gain on disposal of non-current assets
Loss on disposal of Intangible assets				503
Gain on disposal of Property, plant and equipment	(353)	(2,950)		(1,779)
Loss on disposal of Property, plant and equipment	1,761	162		3,733
(Gains) loss on disposal of other non-current assets	(6)	(29)		1,859
Loss (gain) on disposal of subsidiary	821	(11,747)
Total	$ 2,223	$ (14,564)	[1]	$ 4,316	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.